Capitalized Software Development Costs, net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Capitalized Software Development Costs, net [Abstract]
Beginning balance	$ 639,416	$ 343,575	$ 343,575	$ 383,227
Additions	623,102		712,450	399,682
Amortization	(273,255)	$ (188,780)	$ (416,609)	$ (439,334)
Charge offs
Ending balance	$ 989,263		$ 639,416	$ 343,575